Stock Option and Cash-Based Stock Appreciation Rights Activity (Detail)	12 Months Ended
Jun. 30, 2018 $ / shares shares
Number of Shares
Outstanding - July 1, 2017 | shares	4,080,915
Granted | shares	474,270
Exercised | shares	(573,004)
Forfeited and Expired | shares	(53,473)
Outstanding - June 30, 2018 | shares	3,928,708
Exercisable - June 30, 2018 | shares	2,288,266
Weighted Average Exercise Price
Outstanding - July 1, 2017 | $ / shares	$ 18.15
Granted | $ / shares	35.54
Exercised | $ / shares	18.27
Forfeited and Expired | $ / shares	27.67
Outstanding - June 30, 2018 | $ / shares	20.07
Exercisable - June 30, 2018 | $ / shares	$ 17.24
Cash-Based Stock Appreciation Rights
Number of Shares
Outstanding - July 1, 2017 | shares	214,467
Granted | shares	47,800
Exercised | shares	(30,467)
Forfeited and Expired | shares	(26,352)
Outstanding - June 30, 2018 | shares	205,448
Exercisable - June 30, 2018 | shares	59,766
Weighted Average Exercise Price
Outstanding - July 1, 2017 | $ / shares	$ 19.17
Granted | $ / shares	35.46
Exercised | $ / shares	18.44
Forfeited and Expired | $ / shares	23.14
Outstanding - June 30, 2018 | $ / shares	22.56
Exercisable - June 30, 2018 | $ / shares	$ 18.47